Non-Vested PVRSU Activity (Detail) (Performance Vested Restricted Stock Units, USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shares
Beginning Balance	759,120		834,375	840,923	839,786
Granted	695,068		602,175	234,112	266,580
Vested	(159,346)		(582,281)		(6,000)
Forfeited	(23,239)		(95,149)	(240,660)	(259,443)
Ending Balance	1,653,731		759,120	834,375	840,923
Weighted-Average Grant Date Fair Value
Beginning Balance	$ 35.34		$ 19.97	$ 19.53	$ 21.17
Granted	$ 44.08		$ 36.34	$ 26.45	$ 22.84
Vested	$ 22.85		$ 15.58		$ 29.32
Forfeited	$ 33.99		$ 27.88	$ 24.74	$ 28.01
Ending Balance	$ 38.21		$ 35.34	$ 19.97	$ 19.53
Aggregate Intrinsic Value
Non-vested at the end of period	$ 76.9		$ 31.8
Incremental grant for achievement of performance goals above targets established
Shares
Granted	170,225	[1]
Weighted-Average Grant Date Fair Value
Granted	$ 36.32	[1]

[1]	Incremental achieved represents the additional awards above the target grant resulting from the achievement of performance goals above the performance targets established at grant date.